Earnings per share (Tables)	12 Months Ended
Dec. 27, 2014
Earnings Per Share [Abstract]
Computation of Proforma Earnings per Common Share, Basic and Diluted

The following table sets forth the computation of the unaudited pro forma earnings per common share, basic and diluted (in thousands, except per share data):

Year ended December 27, 2014
Pro forma earnings per common share, basic (unaudited):
Net income	$8,986
Pro forma weighted average number of shares
Weighted average number of common shares	25,846
Shares issued in offering necessary to pay dividend	2,150

Pro forma weighted average number of common shares	27,996

Pro forma earnings per common share, basic	$0.32

Pro forma earnings per common share, diluted (unaudited):
Net income	$8,986
Pro forma diluted weighted average number of shares
Diluted weighted average number of common shares	26,204
Shares issued in offering necessary to pay dividend	2,150

Pro forma diluted weighted average number of common shares	28,354

Pro forma earnings per common share, diluted	$0.32